Cover	Feb. 21, 2020
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2020
Entity File Number	001-35518
Entity Registrant Name	Supernus Pharmaceuticals, Inc.
Entity Central Index Key	0001356576
Entity Tax Identification Number	20-2590184
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9715 Key West Avenue
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	838-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	SUPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1550 East Gude Drive
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850